Plant and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Plant and equipment, net
7.	Plant and equipment, net

Plant and equipment consists of the following:

	As of December 31,
	2020	2021
	USD	USD
Cost:
Office equipment and furniture	$474,499	$492,985
Automobiles	60,574	62,066
Total cost	$535,073	$555,051
Less: Accumulated depreciation	(411,401)	(434,771)
Plant and equipment, net	$123,672	$120,280

Depreciation expense was $23,370, $13,022 and $14,275 for the years ended December 31, 2021, 2020 and 2019, respectively.